CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
NET SALES	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Cost of sales	(27,401,527)	(25,076,675)	(24,821,288)
Gross profit	20,001,755	14,678,900	25,009,658
OPERATING INCOME (EXPENSES)
Selling	(2,938,547)	(2,596,377)	(2,483,194)
General and administrative	(2,619,844)	(1,923,228)	(1,709,767)
Income from associates and joint ventures	(13,845)	(19,379)	284,368
Other operating income, net	1,261,573	2,076,372	1,121,716
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	15,691,092	12,216,288	22,222,781
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(5,541,903)	(4,659,162)	(4,590,370)
Financial income	1,737,434	1,825,649	967,010
Derivative financial instruments	(9,112,683)	5,526,714	6,761,567
Monetary and exchange variations, net	(15,884,993)	3,087,727	3,294,593
NET INCOME (LOSS) BEFORE TAXES	(13,111,053)	17,997,216	28,655,581
Income and social contribution taxes
Current	(1,365,599)	(395,392)	(510,896)
Deferred	7,431,946	(3,495,443)	(4,749,798)
Net income (loss) for the year	(7,044,706)	14,106,381	23,394,887
Attributable to
Resulted of the year attributable to controlling shareholders'	(7,074,198)	14,084,848	23,381,617
Non-controlling interest	R$ 29,492	R$ 21,533	R$ 13,270
Earnings (loss) per share
Basic	R$ (5.59313)	R$ 10.85794	R$ 17.57724
Diluted	R$ (5.59313)	R$ 10.85387	R$ 17.57305